Financial Instruments - Narrative (Detail) $ in Millions	1 Months Ended			3 Months Ended
	Jun. 30, 2016 building	Aug. 31, 2014 USD ($) building	Jan. 31, 2014 shares	Jun. 30, 2016 vessel
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant | shares			1,500,000.0
Impaired Asset
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of units for maintenance and safety | vessel				2
Logitel Offshore Holdings
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of ownership acquired		100.00%
Number of units for maintenance and safety | building		3
Teekay Offshore | Logitel Offshore Holdings
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Percentage of ownership acquired		100.00%
Portion of purchase price paid in cash | $		$ 4.0
Potential additional cash amount for purchase price | $		$ 27.6
Number of units for maintenance and safety | building	2